Private Placement and Public Warrants (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) integer $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2022 $ / shares
Fair value of warrants | $		$ 2,009,105
Net gain of warratis | $		$ 1,341,120
Warrant outstanding (in Shares)	19,363,914	19,443,314	19,363,914
Common stock exercise price per shares | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Warrant outstanding (in Shares)	16,159,012
Private placement warrants shares outstanding	515,000
Public warrants shares outstanding	16,184,612
Warrants exercise price | $ / shares	$ 11.50
Exercise price | $ / shares	$ 7.80
Public Warrant [Member]
Fair value of warrants | $		$ 667,985
Warrant outstanding (in Shares)	16,159,012	16,184,612
Warrant received (in Shares)		515,000
Common stock exercise price per shares | $ / shares		$ 11.50
Stock price trigger for redemption of public warrants | $ / shares		10.00
Exercise Price 18.00 [Member]
Redemption price per public warrant | $ / shares		$ 0.01
Warrants and Rights Outstanding Exercisable Term After Business Combination		30 years
Stock price trigger for redemption of public warrants | $ / shares		$ 18.00
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days (in Days) | integer		20
Threshold consecutive trading days for redemption of public warrants (in Days) | integer		30
Exercise Price 10.00 [Member]
Redemption price per public warrant | $ / shares		$ 0.10
Stock price trigger for redemption of public warrants | $ / shares		$ 10.00
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants		30 years
Public Warrant and Private Warrant [Member]
Warrant received (in Shares)	515,000
Warrant outstanding (in Shares)	16,159,012
Private placement warrants shares outstanding	515,000
Public warrants shares outstanding	16,184,612
Warrants exercise price | $ / shares	$ 11.50
Exercise price | $ / shares	$ 7.80
Private Placement [Member]
Warrant outstanding (in Shares)	515,000	515,000
Warrant received (in Shares)		515,000
Warrant outstanding (in Shares)		16,184,626
Threshold consecutive trading days for redemption of public warrants (in Days) | integer		30